Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents (Note 1)	¥ 788,909	¥ 666,678
Short-term investments (Note 2)	47,914	28,322
Trade receivables, net (Note 3)	608,741	573,375
Inventories (Note 4)	553,773	551,623
Prepaid expenses and other current assets (Notes 6, 11 and 16)	286,605	262,258
Total current assets	2,285,942	2,082,256
Noncurrent receivables (Note 17)	19,276	19,702
Investments (Note 2)	70,358	56,617
Property, plant and equipment, net (Notes 5 and 6)	1,278,730	1,260,364
Intangible assets, net (Note 7)	145,075	135,736
Other assets (Notes 6, 7, 10 and 11)	443,329	400,828
Total assets	4,242,710	3,955,503
Current liabilities:
Short-term loans and current portion of long-term debt (Note 8)	1,299	1,866
Trade payables (Note 9)	307,157	325,235
Accrued income taxes (Note 11)	53,196	60,057
Accrued expenses (Notes 10 and 17)	315,536	291,348
Other current liabilities (Notes 5, 11 and 16)	171,119	165,929
Total current liabilities	848,307	844,435
Long-term debt, excluding current installments (Note 8)	1,448	2,117
Accrued pension and severance cost (Note 10)	229,664	272,131
Other noncurrent liabilities (Note 11)	96,514	82,518
Total liabilities	1,175,933	1,201,201
Commitments and contingent liabilities (Note 17)
Canon Inc. stockholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2013 and 2012	174,762	174,762
Additional paid-in capital	402,029	401,547
Legal reserve (Note 12)	63,091	61,663
Retained earnings (Note 12)	3,212,692	3,138,976
Accumulated other comprehensive income (loss) (Note 13)	(80,646)	(367,249)
Treasury stock, at cost; 196,764,060 shares in 2013 and 180,972,173 shares in 2012	(861,666)	(811,673)
Total Canon Inc. stockholders' equity	2,910,262	2,598,026
Noncontrolling interests	156,515	156,276
Total equity	3,066,777	2,754,302
Total liabilities and equity	¥ 4,242,710	¥ 3,955,503